Stock Based Compensation - Narrative (Details)				3 Months Ended		6 Months Ended		12 Months Ended			36 Months Ended
	Mar. 26, 2018 $ / shares shares	Nov. 09, 2017 shares	Jul. 19, 2017 shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Jul. 19, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Nov. 09, 2020 USD ($) vesting_installment	Apr. 27, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 1,800,000	$ 0	$ 3,300,000	$ 0		$ 1,245,000
Employer matching contributions (less than $0.1 million for the three months ended 6/30/2017)				100,000	$ 100,000	200,000	$ 100,000		100,000	$ 100,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense									$ 385,000
Compensation not yet recognized				800,000		$ 800,000
Period for recognition of compensation not yet recognized						9 months 29 days
Granted (shares) | shares						114,360			105,666
Granted (USD per share) | $ / shares						$ 7.25			$ 7.95
Vesting period									1 year
Restricted Stock | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares) | shares			105,666
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense									$ 723,000
Compensation not yet recognized				7,200,000		$ 7,200,000
Period for recognition of compensation not yet recognized						2 years 2 months 16 days
Granted (shares) | shares		713,939				509,366			713,939
Granted (USD per share) | $ / shares						$ 6.61			$ 9.88
Vesting period									3 years
Market Based Performance Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation not yet recognized				3,500,000		$ 3,500,000
Period for recognition of compensation not yet recognized						2 years 6 months 4 days
Granted (shares) | shares	432,973					432,973
Granted (USD per share) | $ / shares	$ 8.99					$ 8.99
Cash-Settled Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation not yet recognized				700,000		$ 700,000
Period for recognition of compensation not yet recognized						2 years 8 months 27 days
Granted (shares) | shares						98,743
Granted (USD per share) | $ / shares						$ 6.62
Liability for cash-settled restricted stock units				$ 100,000		$ 100,000
Closing price (USD per share) | $ / shares						$ 8.12
Service stock awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense									$ 136,000
Service stock awards | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period (shares) | shares		13,790
Long-Term Incentive Plan | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issuance authorized (shares) | shares												7,500,000
Stock available for grant (shares) | shares				5,574,352		5,574,352			6,666,605
Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer matching contribution (as a percent)						100.00%			100.00%
Employer matching contribution in relation to gross pay (as a percent)						3.00%			3.00%
Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer matching contribution (as a percent)						50.00%			50.00%
Tranche Two | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer matching contribution in relation to gross pay (as a percent)						3.00%			3.00%
Tranche Two | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer matching contribution in relation to gross pay (as a percent)						5.00%			5.00%
Forecast | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense								$ 800,000
Forecast | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense											$ 7,100,000
Number of vesting installments | vesting_installment											3